Business combination (Details 3)					1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Wuhu Huitian Shengshi Network Technology Co., Ltd. (Wuhu Huitian) CNY	Dec. 31, 2014 Wuhu Huitian Shengshi Network Technology Co., Ltd. (Wuhu Huitian) CNY	Dec. 31, 2013 Wuhu Huitian Shengshi Network Technology Co., Ltd. (Wuhu Huitian) Trade name, domain name and license CNY	Dec. 31, 2013 Wuhu Huitian Shengshi Network Technology Co., Ltd. (Wuhu Huitian) Customer relationship CNY	Dec. 31, 2013 Wuhu Huitian Shengshi Network Technology Co., Ltd. (Wuhu Huitian) Non-compete agreements CNY
Business combination disclosures
Purchase price of business acquired					255,000,000
Percentage of voting interests acquired					100.00%
Cash consideration paid					153,000,000	101,200,000
Period during which noncontingent consideration is payable					1 year
Allocation of purchase price
Net tangible assets acquired					6,493,000
Identifiable intangible assets							50,700,000	18,220,000	1,700,000
Identifiable net assets acquired					77,113,000
Cash consideration paid					153,000,000
Cash consideration payable		800,000	102,000,000		102,000,000
Goodwill					177,887,000
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation					9,088,000
Total goodwill arising from business combination	$ 77,307,707	479,663,396	511,270,880	408,829,417	186,975,000
Weighted average amortization period at the acquisition date								3 years	3 years